GENERAL (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 27, 2014 Research and Development Collaboration and License Agreement [Member]
Revenues	$ 4,097	$ 184	$ 1,200